UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 114.0%
Aerospace - 0.5%
CPI International, Inc., 8.75%, 2/15/2018		$1,115,000	$1,120,529
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	447,085
TransDigm, Inc., 6%, 7/15/2022		245,000	252,845
TransDigm, Inc., 6.5%, 7/15/2024		700,000	727,076

			$2,547,535
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	325,000	$372,478

Asset-Backed & Securitized - 5.6%
Atrium CDO Corp., FRN, 1.42%, 11/16/2022 (z)		$1,831,608	$1,825,914
Banc of America Commercial Mortgage, Inc., FRN, 5.74%, 2/10/2051		1,342,114	1,381,062
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.054%, 12/28/2040 (z)		1,943,484	1,404,661
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.631%, 3/15/2028 (n)		1,550,000	1,557,470
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/2049		390,311	31,450
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		1,400,000	1,420,896
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039		1,781,000	1,796,463
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,085,961	375,963
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.78%, 7/15/2025 (n)		1,500,000	1,486,044
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.529%, 4/18/2026 (z)		1,750,000	1,707,775
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		944,004	943,339
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)		610,072	608,687
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)		23,370	5,666
First Union National Bank Commercial Mortgage Trust, FRN, 1.467%, 1/12/2043 (i)(q)(z)		131,887	489
First Union-Lehman Brothers Bank of America, FRN, 1.049%, 11/18/2035 (i)		3,072,244	41,029
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		1,745,342	1,769,359
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,484,000	1,484,982
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.741%, 6/15/2049		2,000,000	2,035,018
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.741%, 6/15/2049		2,243,253	2,258,191
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.121%, 2/18/2030 (i)		345,225	1,818
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)		2,500,000	2,486,417
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 1.001%, 1/16/2018		1,242,232	1,243,453
Morgan Stanley Capital I Trust, “AM”, FRN, 5.682%, 4/15/2049		1,674,000	1,594,508
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039 (i)(z)		1,684,676	13,646
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.948%, 2/15/2051		866,834	883,990

			$28,358,290
Automotive - 2.1%
Accuride Corp., 9.5%, 8/01/2018		$1,365,000	$1,300,163
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	250,000	284,029
Delphi Automotive PLC, 4.25%, 1/15/2026		$480,000	526,860
Ferrari N.V., 1.5%, 3/16/2023	EUR	400,000	460,144
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	700,000	820,159
Gates Global LLC, 6%, 7/15/2022 (n)		$570,000	518,700
General Motors Financial Co., Inc., 3.45%, 4/10/2022		486,000	495,784
Grupo Antolin Dutch B.V., 5.125%, 6/30/2022 (n)	EUR	120,000	142,793
Hyundai Capital America, 4%, 6/08/2017 (n)		$256,000	261,507
Lear Corp., 4.75%, 1/15/2023		730,000	755,550
Lear Corp., 5.25%, 1/15/2025		721,000	769,668
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)		255,000	260,419
Schaeffler Finance B.V., 3.25%, 5/15/2019	EUR	470,000	534,614
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)		$565,000	584,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)		$305,000	$317,200
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	400,000	462,411
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	230,000	246,855
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,335,000	1,385,063
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		460,000	480,700

			$10,606,688
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020		$363,000	$409,063

Broadcasting - 1.9%
AMC Networks, Inc., 5%, 4/01/2024		$720,000	$732,600
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		245,000	243,775
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020		270,000	267,300
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,095,000	1,133,325
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	350,000	371,928
Grupo Televisa S.A.B., 6.125%, 1/31/2046		$284,000	330,281
iHeartMedia, Inc., 9%, 3/01/2021		1,091,000	818,250
Liberty Media Corp., 8.5%, 7/15/2029		1,280,000	1,408,000
Liberty Media Corp., 8.25%, 2/01/2030		50,000	55,000
Match Group, Inc., 6.375%, 6/01/2024 (n)		610,000	651,938
Netflix, Inc., 5.375%, 2/01/2021		945,000	1,009,260
Netflix, Inc., 5.875%, 2/15/2025		435,000	465,450
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		900,000	942,750
Omnicom Group, Inc., 3.65%, 11/01/2024		154,000	164,819
Omnicom Group, Inc., 3.6%, 4/15/2026		444,000	473,030
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	485,000	578,598

			$9,646,304
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	$286,379
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	492,678

			$779,057
Building - 2.7%
Allegion PLC, 5.875%, 9/15/2023		$473,000	$503,745
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,295,000	1,356,513
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		780,000	838,500
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)		306,000	332,744
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025		800,000	801,760
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		284,000	231,460
Eagle Materials, Inc., 4.5%, 8/01/2026		180,000	182,925
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	218,344
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,184,500
HD Supply, Inc., 7.5%, 7/15/2020		990,000	1,034,550
HD Supply, Inc., 5.75%, 4/15/2024 (n)		535,000	569,695
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	400,000	467,865
Masco Corp., 4.45%, 4/01/2025		$170,000	180,625
Masco Corp., 4.375%, 4/01/2026		540,000	575,100
Mohawk Industries, Inc., 3.85%, 2/01/2023		653,000	690,331
Owens Corning, Inc., 4.2%, 12/15/2022		184,000	196,048
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		975,000	967,688
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,101,188
Standard Industries, Inc., 6%, 10/15/2025 (n)		635,000	687,388
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,125,000	1,133,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$270,000	$281,475

			$13,535,882
Business Services - 1.9%
Cisco Systems, Inc., 2.2%, 2/28/2021		$530,000	$546,670
Equinix, Inc., 4.875%, 4/01/2020		855,000	887,063
Equinix, Inc., 5.375%, 1/01/2022		290,000	305,225
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,113,276
Equinix, Inc., 5.75%, 1/01/2025		315,000	334,688
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		664,000	710,422
Fidelity National Information Services, Inc., 5%, 10/15/2025		208,000	240,709
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		465,000	490,575
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,330,000	1,413,125
MSCI, Inc., 5.75%, 8/15/2025 (n)		595,000	648,074
NeuStar, Inc., 4.5%, 1/15/2023		760,000	671,650
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		664,000	680,392
Tencent Holdings Ltd., 3.375%, 5/02/2019 (n)		965,000	1,001,030
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	783,270

			$9,826,169
Cable TV - 5.1%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$1,477,000	$1,521,310
Altice Financing S.A., 6.625%, 2/15/2023 (n)		1,525,000	1,527,867
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	727,988
CCO Holdings LLC, 5.25%, 9/30/2022		500,000	520,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,040,000	1,075,100
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,471,725
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		305,000	317,200
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		505,000	532,775
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		725,000	747,656
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		1,005,000	1,182,703
Comcast Corp., 2.75%, 3/01/2023		1,365,000	1,433,774
Comcast Corp., 4.65%, 7/15/2042		700,000	825,656
DISH DBS Corp., 5%, 3/15/2023		1,010,000	951,925
DISH DBS Corp., 5.875%, 11/15/2024		1,360,000	1,312,400
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		510,000	381,225
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022		180,000	124,200
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		645,000	422,475
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	257,850
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		615,000	142,988
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	680,000	857,171
Lynx II Corp., 6.375%, 4/15/2023 (n)		$675,000	693,563
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		605,000	707,850
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	351,709
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)		$125,000	129,531
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		540,000	540,000
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,292,456
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	667,674
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	395,519
Sky PLC, 2.5%, 9/15/2026	EUR	400,000	493,441
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	250,000	403,975
Time Warner Cable, Inc., 4.5%, 9/15/2042		$210,000	203,969
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		950,000	992,750
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		700,000	738,500
Virgin Media Secured Finance PLC, 5.375%, 4/15/2021 (n)		468,000	486,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		$710,000	$708,225
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	213,210
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		450,000	446,625

			$25,800,330
Chemicals - 1.7%
Axalta Coating Systems Ltd., 7.375%, 5/01/2021 (n)		$810,000	$856,575
Chemours Co., 6.625%, 5/15/2023		845,000	728,813
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		384,000	381,120
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		720,000	813,600
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		395,000	333,775
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		565,000	504,263
Huntsman International LLC, 5.125%, 4/15/2021	EUR	335,000	394,013
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	350,000	421,744
LyondellBasell Industries N.V., 5.75%, 4/15/2024		$487,000	582,624
LyondellBasell Industries N.V., 4.625%, 2/26/2055		386,000	385,448
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		695,000	543,914
Tronox Finance LLC, 6.375%, 8/15/2020		1,500,000	1,215,000
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		805,000	638,969
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,035,000	1,094,513

			$8,894,371
Computer Software - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$355,000	$370,974
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)		900,000	1,025,504
Oracle Corp., 3.4%, 7/08/2024		483,000	519,096
VeriSign, Inc., 4.625%, 5/01/2023		1,320,000	1,357,950

			$3,273,524
Computer Software - Systems - 0.8%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$668,951
Apple, Inc., 3.85%, 8/04/2046		$291,000	292,073
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		485,000	517,738
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	443,220
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,115,000	1,167,963
Western Digital Corp., 10.5%, 4/01/2024 (n)		920,000	1,036,150

			$4,126,095
Conglomerates - 1.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$1,525,100
Apex Tool Group, 7%, 2/01/2021 (n)		1,170,000	1,050,075
EnerSys, 5%, 4/30/2023 (n)		1,435,000	1,427,825
Enpro Industries, Inc., 5.875%, 9/15/2022		1,315,000	1,344,588
Entegris, Inc., 6%, 4/01/2022 (n)		1,275,000	1,313,250
General Electric Co., 1.25%, 5/26/2023	EUR	175,000	208,002
Renaissance Acquisition, 6.875%, 8/15/2021 (n)		$1,300,000	1,205,750

			$8,074,590
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$97,350
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	157,665

			$255,015
Consumer Products - 1.2%
NBTY, Inc., 7.625%, 5/15/2021 (n)		$1,010,000	$1,030,200
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		433,000	462,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 4%, 12/01/2024		$450,000	$480,719
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		165,000	198,787
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		845,000	862,956
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		500,000	543,937
Spectrum Brands, Inc., 6.375%, 11/15/2020		765,000	798,469
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	178,200
Spectrum Brands, Inc., 5.75%, 7/15/2025		770,000	833,525
Sun Products Corp., 7.75%, 3/15/2021 (n)		565,000	587,600

			$5,977,131
Consumer Services - 2.1%
ADT Corp., 6.25%, 10/15/2021		$1,525,000	$1,664,156
ADT Corp., 4.125%, 6/15/2023		370,000	354,738
CEB, Inc., 5.625%, 6/15/2023 (n)		389,000	393,863
Garda World Security Corp., 7.25%, 11/15/2021 (n)		755,000	649,300
Garda World Security Corp., 7.25%, 11/15/2021 (n)		470,000	404,200
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		700,000	722,750
Interval Acquisition Corp., 5.625%, 4/15/2023		1,635,000	1,684,050
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)		1,115,000	1,156,813
Monitronics International, Inc., 9.125%, 4/01/2020		1,495,000	1,318,403
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	170,000	204,023
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	727,122
Service Corp. International, 5.375%, 5/15/2024		$1,134,000	1,210,545

			$10,489,963
Containers - 2.8%
Ball Corp., 5%, 3/15/2022		$1,303,000	$1,394,210
Ball Corp., 5.25%, 7/01/2025		330,000	356,400
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,155,000	1,206,975
Berry Plastics Group, Inc., 6%, 10/15/2022		680,000	721,650
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,185,711
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	650,000	745,159
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,240,000	1,277,200
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,013,000	1,038,325
Reynolds Group, 5.75%, 10/15/2020		600,000	619,500
Reynolds Group, 8.25%, 2/15/2021		1,560,000	1,622,400
Reynolds Group, 5.125%, 7/15/2023 (z)		525,000	541,406
Reynolds Group, 7%, 7/15/2024 (z)		65,000	68,697
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,166,888
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	450,000	547,121
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$370,000	388,963
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,465,000	1,454,921

			$14,335,526
Electronics - 1.4%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019		$480,000	$478,051
Advanced Micro Devices, Inc., 7%, 7/01/2024		460,000	422,050
Flextronics International Ltd., 4.625%, 2/15/2020		174,000	182,700
Micron Technology, Inc., 5.875%, 2/15/2022		980,000	945,700
Micron Technology, Inc., 5.5%, 2/01/2025		495,000	444,263
NXP B.V., 5.75%, 2/15/2021 (n)		480,000	499,200
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)		1,070,000	1,123,500
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)		366,000	379,041
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	683,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)		445,000	456,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - continued
Tyco Electronics Group S.A., 6.55%, 10/01/2017		$700,000	$741,308
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	550,000	632,968

			$6,988,606
Emerging Market Quasi-Sovereign - 4.3%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$221,854
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	969,943
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,367,939
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		391,000	406,199
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)		517,000	553,190
Comision Federal de Electricidad, 4.875%, 1/15/2024		465,000	497,550
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		915,000	974,191
Comision Federal de Electricidad, 6.125%, 6/16/2045 (n)		900,000	990,819
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		268,000	289,105
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		296,000	312,415
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	477,240
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)		1,029,000	1,077,363
Majapahit Holding B.V., 8%, 8/07/2019 (n)		1,197,000	1,374,683
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)		1,045,000	1,203,056
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		371,000	373,085
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		373,000	413,970
Pemex Project Funding Master Trust, 5.75%, 3/01/2018		671,000	703,208
Pertamina PT, 5.25%, 5/23/2021 (n)		511,000	553,348
Pertamina PT, 4.875%, 5/03/2022 (n)		540,000	575,369
Pertamina PT, 4.3%, 5/20/2023 (n)		323,000	332,085
Petroleos Mexicanos, 5.5%, 1/21/2021		1,199,000	1,276,935
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		205,000	230,113
Petroleos Mexicanos, 5.5%, 6/27/2044		254,000	229,842
Petroleos Mexicanos, 5.625%, 1/23/2046		213,000	195,129
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)		200,000	214,888
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		438,000	474,402
PT Perusahaan Listrik Negara, 5.5%, 11/22/2021 (n)		752,000	829,787
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	675,168
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		548,000	596,617
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		544,000	581,484
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,522,930
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/2025 (n)		204,000	220,924

			$21,714,831
Emerging Market Sovereign - 7.0%
Dominican Republic, 7.5%, 5/06/2021 (n)		$879,000	$984,480
Dominican Republic, 6.6%, 1/28/2024 (n)		188,000	207,270
Dominican Republic, 5.875%, 4/18/2024 (n)		206,000	217,845
Dominican Republic, 5.5%, 1/27/2025 (n)		211,000	218,913
Oriental Republic of Uruguay, 4.5%, 8/14/2024		213,714	234,872
Oriental Republic of Uruguay, 4.375%, 10/27/2027		377,731	400,867
Republic of Argentina, 6.875%, 4/22/2021 (n)		1,489,000	1,602,164
Republic of Colombia, 8.125%, 5/21/2024		679,000	882,700
Republic of Colombia, 6.125%, 1/18/2041		435,000	499,163
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,362,000	1,464,150
Republic of Hungary, 5.375%, 2/21/2023		674,000	754,880
Republic of Indonesia, 6.875%, 1/17/2018		838,000	900,962
Republic of Indonesia, 11.625%, 3/04/2019		733,000	906,393
Republic of Indonesia, 4.875%, 5/05/2021 (n)		336,000	368,878
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	442,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	$527,023
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	263,133
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	359,145
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	432,338
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		983,000	1,077,319
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	205,576
Republic of Lithuania, 6.125%, 3/09/2021 (n)		499,000	585,941
Republic of Lithuania, 6.625%, 2/01/2022 (n)		1,425,000	1,737,161
Republic of Panama, 3.75%, 3/16/2025		231,000	245,438
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,890,405
Republic of Panama, 9.375%, 4/01/2029		873,000	1,344,420
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	221,540
Republic of Peru, 7.35%, 7/21/2025		544,000	742,560
Republic of Peru, 8.75%, 11/21/2033		629,000	1,000,110
Republic of Peru, 5.625%, 11/18/2050		217,000	275,048
Republic of Poland, 5%, 3/23/2022		609,000	698,066
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,284,397
Republic of Romania, 4.375%, 8/22/2023 (n)		486,000	527,675
Republic of Romania, 4.875%, 1/22/2024 (n)		328,000	368,226
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,350,073
Republic of Turkey, 7%, 3/11/2019		790,000	857,251
Republic of Turkey, 5.625%, 3/30/2021		670,000	712,378
Republic of Turkey, 6.25%, 9/26/2022		646,000	708,861
Republic of Venezuela, 7.65%, 4/21/2025		673,000	286,025
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	866,352
Russian Federation, 7.5%, 3/31/2030		290,410	354,785
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	658,500
Socialist Republic of Vietnam, 6.75%, 1/29/2020		273,000	306,883
Socialist Republic of Vietnam, 4.8%, 11/19/2024 (n)		300,000	320,420
United Mexican States, 3.625%, 3/15/2022		1,710,000	1,805,760
United Mexican States, 4%, 10/02/2023		1,364,000	1,467,664
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,885,090
United Mexican States, 5.75%, 10/12/2110		$408,000	447,780

			$35,899,755
Energy - Independent - 2.9%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		$335,000	$335
Afren PLC, 15%, 4/25/2016 (a)(d)(p)		388,334	108,811
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		219,000	219
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021		950,000	418,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		250,000	236,875
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)		765,000	416,925
Concho Resources, Inc., 5.5%, 4/01/2023		1,115,000	1,101,063
Consol Energy, Inc., 5.875%, 4/15/2022		485,000	442,563
Consol Energy, Inc., 8%, 4/01/2023		975,000	936,000
Continental Resources, Inc., 4.5%, 4/15/2023		965,000	873,325
EP Energy LLC, 9.375%, 5/01/2020		380,000	216,600
EP Energy LLC, 7.75%, 9/01/2022		1,290,000	657,900
Oasis Petroleum, Inc., 6.875%, 3/15/2022		1,115,000	972,838
QEP Resources, Inc., 5.25%, 5/01/2023		1,750,000	1,649,375
Range Resources Corp., 4.875%, 5/15/2025		790,000	750,500
Rice Energy, Inc., 7.25%, 5/01/2023		650,000	651,625
RSP Permian, Inc., 6.625%, 10/01/2022		970,000	994,250
Sanchez Energy Corp., 6.125%, 1/15/2023		1,290,000	867,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
SM Energy Co., 6.5%, 11/15/2021		$1,315,000	$1,150,625
SM Energy Co., 6.125%, 11/15/2022		585,000	495,788
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (z)		422,000	420,512
Whiting Petroleum Corp., 6.25%, 4/01/2023		510,000	421,388
WPX Energy, Inc., 6%, 1/15/2022		890,000	805,450

			$14,588,492
Energy - Integrated - 0.5%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$632,000	$678,206
Cenovus Energy, Inc., 4.45%, 9/15/2042		510,000	416,634
Listrindo Capital B.V., 6.95%, 2/21/2019 (n)		239,000	247,724
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		698,000	706,725
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)		1,145,000	188,925
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)		419,000	69,135
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)		272,000	43,520
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	300,000	318,630

			$2,669,499
Entertainment - 1.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	550,000	$663,014
Cedar Fair LP, 5.25%, 3/15/2021		$1,130,000	1,175,200
Cedar Fair LP, 5.375%, 6/01/2024		415,000	431,600
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,078,963
Cinemark USA, Inc., 4.875%, 6/01/2023		780,000	795,600
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)		1,325,000	1,364,750

			$5,509,127
Financial Institutions - 3.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$160,313
Aircastle Ltd., 4.625%, 12/15/2018		790,000	829,500
Aircastle Ltd., 5.125%, 3/15/2021		550,000	587,125
Aircastle Ltd., 5.5%, 2/15/2022		980,000	1,048,600
CIT Group, Inc., 5.25%, 3/15/2018		1,115,000	1,159,600
CIT Group, Inc., 6.625%, 4/01/2018 (n)		1,447,000	1,537,438
CIT Group, Inc., 5.5%, 2/15/2019 (n)		1,269,000	1,345,140
CIT Group, Inc., 5%, 8/15/2022		365,000	384,163
Credit Acceptance Corp., 6.125%, 2/15/2021		106,000	104,675
Credit Acceptance Corp., 7.375%, 3/15/2023		955,000	955,000
Icahn Enterprises LP, 6%, 8/01/2020		1,060,000	1,057,350
Icahn Enterprises LP, 5.875%, 2/01/2022		1,405,000	1,341,775
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		337,000	373,228
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		785,000	753,600
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,410,000	1,326,274
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		255,000	219,300
Navient Corp., 8%, 3/25/2020		1,815,000	1,937,513
Navient Corp., 5.875%, 3/25/2021		395,000	391,050
Navient Corp., 7.25%, 1/25/2022		1,225,000	1,244,906
Navient Corp., 6.125%, 3/25/2024		455,000	429,975
PHH Corp., 6.375%, 8/15/2021		925,000	853,313

			$18,039,838
Food & Beverages - 2.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$384,538
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$631,000	665,338
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		826,000	957,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Coca-Cola Co., 0.75%, 3/09/2023	EUR	325,000	$377,313
Coca-Cola Co., 1.125%, 3/09/2027	EUR	250,000	296,535
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	387,808
Constellation Brands, Inc., 4.25%, 5/01/2023		$294,000	311,640
Darling Ingredients, Inc., 5.375%, 1/15/2022		1,035,000	1,071,225
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026 (z)		200,000	204,250
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	224,220
J.M. Smucker Co., 2.5%, 3/15/2020		121,000	124,501
J.M. Smucker Co., 4.375%, 3/15/2045		130,000	147,552
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		150,000	154,835
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	213,060
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		665,000	661,675
Kraft Foods Group, Inc., 2.25%, 6/05/2017		700,000	706,290
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		340,000	364,959
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)		265,000	270,946
Kraft Heinz Foods Co., 5%, 7/15/2035 (n)		173,000	205,123
Mead Johnson Nutrition Co., 3%, 11/15/2020		441,000	463,962
PepsiCo, Inc., 2.15%, 10/14/2020		1,936,000	1,995,307
PepsiCo, Inc., 0.875%, 7/18/2028	EUR	140,000	160,580
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)		$735,000	780,938
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		221,000	240,011
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)		1,440,000	1,501,200
SYSCO Corp., 2.5%, 7/15/2021		194,000	199,125
Tyson Foods, Inc., 5.15%, 8/15/2044		156,000	188,305
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (z)		695,000	726,275
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	248,060
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	132,363

			$14,365,367
Food & Drug Stores - 0.4%
CVS Health Corp., 3.375%, 8/12/2024		$354,000	$379,288
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		580,000	600,740
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	200,000	278,080
Walgreens Boots Alliance, Inc., 4.65%, 6/01/2046		$614,000	690,385

			$1,948,493
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)		$795,000	$477,000
Tembec Industries, Inc., 9%, 12/15/2019 (n)		219,000	171,368

			$648,368
Gaming & Lodging - 2.0%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)		$935,000	$980,581
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	959,888
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	170,600
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		950,000	995,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021		1,125,000	1,165,826
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		280,000	293,300
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		960,000	1,000,800
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,223,102
MGM Resorts International, 6%, 3/15/2023		1,000,000	1,081,880
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,053,175
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		325,000	328,250
Wyndham Worldwide Corp., 2.5%, 3/01/2018		650,000	656,644
Wyndham Worldwide Corp., 5.625%, 3/01/2021		132,000	147,398

			$10,056,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Industrial - 0.7%
Anixter, Inc., 5.125%, 10/01/2021		$303,000	$319,665
Dematic S.A., 7.75%, 12/15/2020 (n)		1,395,000	1,461,263
Grainger PLC, 5%, 12/16/2020	GBP	500,000	681,467
Howard Hughes Corp., 6.875%, 10/01/2021 (n)		$1,260,000	1,307,250

			$3,769,645
Insurance - 1.0%
AIG SunAmerica Global Financing X, 6.9%, 3/15/2032 (n)		$484,000	$641,059
Allianz SE, 2.241% to 7/07/2025, FRN to 7/07/2045	EUR	400,000	437,966
American International Group, Inc., 1.5%, 6/08/2023	EUR	230,000	267,308
American International Group, Inc., 3.75%, 7/10/2025		$642,000	664,673
Aviva PLC, 3.375%, 12/04/2045	EUR	400,000	429,927
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	400,000	495,833
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	450,000	572,165
Old Mutual PLC, 7.875%, 11/03/2025	GBP	450,000	647,806
Unum Group, 7.125%, 9/30/2016		$829,000	836,837
Unum Group, 4%, 3/15/2024		259,000	269,203

			$5,262,777
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$473,455
Aetna, Inc., 4.25%, 6/15/2036		345,000	357,168
Centene Corp., 5.625%, 2/15/2021		460,000	485,875
Centene Corp., 6.125%, 2/15/2024		460,000	494,215

			$1,810,713
Insurance - Property & Casualty - 0.9%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$374,637
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	360,000	446,461
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	325,000	374,229
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$144,000	148,661
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	354,224
CNA Financial Corp., 5.875%, 8/15/2020		700,000	792,861
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	606,659
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	143,713
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$300,000	316,528
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		330,000	336,924
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	326,253
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	450,715

			$4,671,865
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	300,000	$330,369

International Market Sovereign - 0.1%
Government of Japan, 2.1%, 9/20/2024	JPY	11,350,000	$132,667
Government of Japan, 0.3%, 12/20/2025	JPY	25,450,000	261,329
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	171,771

			$565,767
Internet - 0.4%
Baidu, Inc., 4.125%, 6/30/2025		$240,000	$257,845
Baidu, Inc., 3.25%, 8/06/2018		1,316,000	1,347,924
Baidu, Inc., 3.5%, 11/28/2022		475,000	495,222

			$2,100,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	302,000	$232,806
Province of Manitoba, 4.15%, 6/03/2020	CAD	266,000	226,959

			$459,765
Machinery & Tools - 0.9%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,171,406
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,760,000	1,810,653
H&E Equipment Services Co., 7%, 9/01/2022		1,065,000	1,110,263
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)		520,000	315,900

			$4,408,222
Major Banks - 3.3%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	250,000	$361,185
Bank of America Corp., 2.625%, 4/19/2021		$563,000	573,756
Bank of America Corp., FRN, 6.1%, 12/29/2049		3,147,000	3,290,283
Bank of America Corp., FRN, 6.3%, 12/29/2049		410,000	446,772
Barclays Bank PLC, 6%, 1/14/2021	EUR	350,000	456,561
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	200,000	278,602
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	345,227
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	350,000	459,778
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,369,460
Governor & Co. of the Bank of Ireland, 4.25% to 6/11/2019, FRN to 6/11/2024	EUR	750,000	835,931
Huntington National Bank, 2.4%, 4/01/2020		$320,000	326,455
JPMorgan Chase & Co., 3.25%, 9/23/2022		765,000	807,402
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 8/29/2049		486,000	547,309
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		1,515,000	1,584,690
Morgan Stanley, 6.625%, 4/01/2018		1,000,000	1,083,360
Morgan Stanley, 3.95%, 4/23/2027		423,000	436,953
Nationwide Building Society, 0.5%, 10/29/2019	EUR	300,000	336,995
Nationwide Building Society, 1.25%, 3/03/2025	EUR	380,000	433,416
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,107,778
Regions Financial Corp., 2%, 5/15/2018		421,000	422,250
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		1,190,000	1,155,490

			$16,659,653
Medical & Health Technology & Services - 4.1%
AmSurg Corp., 5.625%, 7/15/2022		$660,000	$693,000
Becton, Dickinson and Co., 3.734%, 12/15/2024		142,000	154,486
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	315,322
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		2,025,000	1,741,500
Davita Healthcare Partners, Inc., 5%, 5/01/2025		1,175,000	1,188,219
Davita, Inc., 5.125%, 7/15/2024		780,000	805,186
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)		84,000	88,620
HCA, Inc., 4.25%, 10/15/2019		785,000	816,400
HCA, Inc., 7.5%, 2/15/2022		980,000	1,112,300
HCA, Inc., 5.875%, 3/15/2022		1,195,000	1,314,500
HCA, Inc., 5%, 3/15/2024		690,000	724,500
HCA, Inc., 5.375%, 2/01/2025		1,525,000	1,586,961
HCA, Inc., 5.875%, 2/15/2026		505,000	540,350
HCA, Inc., 5.25%, 6/15/2026		417,000	442,020
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,025,100
HealthSouth Corp., 5.75%, 11/01/2024		860,000	892,250
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	399,418
MEDNAX, Inc., 5.25%, 12/01/2023 (z)		500,000	522,500
Quorum Health Corp., 11.625%, 4/15/2023 (n)		830,000	842,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 8%, 8/01/2020		$2,135,000	$2,176,366
Tenet Healthcare Corp., 4.5%, 4/01/2021		755,000	758,775
Tenet Healthcare Corp., 8.125%, 4/01/2022		665,000	686,613
Tenet Healthcare Corp., 6.75%, 6/15/2023		655,000	630,438
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	378,655
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	939,300
Universal Health Services, Inc., 5%, 6/01/2026 (n)		359,000	369,770

			$21,144,999
Medical Equipment - 0.8%
DJO Finco, Inc., 8.125%, 6/15/2021 (n)		$700,000	$637,000
Hologic, Inc., 5.25%, 7/15/2022 (n)		1,000,000	1,060,000
Medtronic, Inc., 3.5%, 3/15/2025		437,000	478,557
Teleflex, Inc., 5.25%, 6/15/2024		955,000	993,200
Teleflex, Inc., 4.875%, 6/01/2026		445,000	455,013
Zimmer Holdings, Inc., 4.25%, 8/15/2035		274,000	287,555

			$3,911,325
Metals & Mining - 2.9%
Allegheny Technologies, Inc., 5.95%, 1/15/2021		$530,000	$466,400
Barrick North America Finance LLC, 5.7%, 5/30/2041		148,000	162,032
Barrick North America Finance LLC, 5.75%, 5/01/2043		536,000	622,244
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	348,748
Century Aluminum Co., 7.5%, 6/01/2021 (n)		$775,000	716,875
Commercial Metals Co., 4.875%, 5/15/2023		828,000	811,440
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)		1,191,000	1,119,540
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		810,000	714,825
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		840,000	722,442
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020		130,000	128,700
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		375,000	287,813
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	150,000	217,456
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	437,921
GrafTech International Co., 6.375%, 11/15/2020		$845,000	637,975
Hudbay Minerals, Inc., 9.5%, 10/01/2020		1,050,000	1,005,375
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)		485,000	509,250
Kinross Gold Corp., 5.125%, 9/01/2021		255,000	261,375
Kinross Gold Corp., 5.95%, 3/15/2024		795,000	811,695
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		310,000	327,112
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	476,640
Southern Copper Corp., 5.25%, 11/08/2042		700,000	648,304
Southern Copper Corp., 5.875%, 4/23/2045		753,000	748,871
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	452,400
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	204,263
Steel Dynamics, Inc., 5.5%, 10/01/2024		435,000	461,100
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		960,000	816,000
Suncoke Energy, Inc., 7.625%, 8/01/2019		130,000	122,200
TMS International Corp., 7.625%, 10/15/2021 (n)		850,000	612,000

			$14,850,996
Midstream - 4.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$577,176
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,060,000	996,400
Crestwood Midstream Partners LP, 6%, 12/15/2020		625,000	596,875
Crestwood Midstream Partners LP, 6.125%, 3/01/2022		565,000	530,038
Crestwood Midstream Partners LP, 6.25%, 4/01/2023		310,000	288,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		$415,000	$429,455
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,795,000	1,934,113
Energy Transfer Partners LP, 3.6%, 2/01/2023		591,000	575,694
Energy Transfer Partners LP, 5.15%, 3/15/2045		541,000	503,329
EnLink Midstream Partners LP, 4.4%, 4/01/2024		855,000	832,779
Enterprise Products Operating LLC, 3.9%, 2/15/2024		287,000	305,230
Enterprise Products Operating LLC, 4.85%, 3/15/2044		148,000	155,313
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021		845,000	768,950
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		1,180,000	1,067,900
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		2,394,000	2,797,985
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		281,000	269,725
MPLX LP, 5.5%, 2/15/2023 (n)		810,000	834,623
MPLX LP, 4.5%, 7/15/2023 (n)		761,000	745,720
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	491,000	365,863
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		$1,185,000	1,223,513
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,465,000	1,494,300
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		545,000	558,625
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,209,000	1,234,316
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (z)		151,000	154,964
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018		325,000	327,438
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		775,000	772,094
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		260,000	254,150
Williams Cos., Inc., 4.55%, 6/24/2024		1,050,000	1,000,125

			$21,594,993
Mortgage-Backed - 5.0%
Fannie Mae, 4%, 9/01/2040 - 7/01/2043		$627,190	$674,299
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		1,697,185	1,921,843
Fannie Mae, 4%, 11/01/2041 - 2/01/2045		2,606,493	2,798,128
Fannie Mae, 3.5%, 3/01/2045		1,262,166	1,332,910
Fannie Mae, FRN, 0.688%, 5/25/2018		5,456,447	5,441,925
Freddie Mac, 4%, 4/01/2044		227,327	243,263
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,158,029
Freddie Mac, 3.5%, 9/01/2045		5,422,422	5,724,809
Ginnie Mae, 3.5%, 12/20/2045		6,059,684	6,447,162

			$25,742,368
Natural Gas - Distribution - 0.1%
Gas Natural SDG S.A., 1.375%, 1/21/2025	EUR	300,000	$360,214
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$377,000	393,060

			$753,274
Network & Telecom - 1.7%
AT&T, Inc., 4.75%, 5/15/2046		$500,000	$529,476
British Telecom PLC, 5.75%, 12/07/2028	GBP	300,000	553,970
Centurylink, Inc., 6.45%, 6/15/2021		$970,000	1,035,475
Centurylink, Inc., 7.65%, 3/15/2042		890,000	796,550
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	213,442
Frontier Communications Corp., 6.25%, 9/15/2021		305,000	296,613
Frontier Communications Corp., 7.125%, 1/15/2023		665,000	616,788
Frontier Communications Corp., 11%, 9/15/2025		1,405,000	1,499,838
Frontier Communications Corp., 9%, 8/15/2031		530,000	496,875
Telecom Italia Capital, 6%, 9/30/2034		320,000	313,600
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		900,000	911,250
Verizon Communications, Inc., 1.75%, 8/15/2021		281,000	280,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., 6.4%, 9/15/2033		$500,000	$648,373
Verizon Communications, Inc., 6.55%, 9/15/2043		478,000	650,349

			$8,843,543
Oil Services - 0.4%
Bristow Group, Inc., 6.25%, 10/15/2022		$1,160,000	$823,600
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		1,342,735	221,551
Unit Corp., 6.625%, 5/15/2021		445,000	344,875
Weatherford International Ltd., 8.25%, 6/15/2023		700,000	652,750

			$2,042,776
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$625,000	$617,188
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		880,000	849,200
Valero Energy Corp., 4.9%, 3/15/2045		440,000	415,414

			$1,881,802
Other Banks & Diversified Financials - 2.4%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)		$583,000	$595,418
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	600,000	694,647
Bancolombia S.A., 5.95%, 6/03/2021		$1,094,000	1,197,930
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	300,000	370,511
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FRN to 9/22/2029 (n)		$104,000	111,280
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)		1,207,000	1,336,753
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	483,148
BBVA Continental, 5.75%, 1/18/2017 (n)		518,000	527,065
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	353,768
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	306,073
Citizens Bank N.A., 2.55%, 5/13/2021		256,000	261,274
Discover Bank, 7%, 4/15/2020		249,000	283,284
Discover Bank, 4.25%, 3/13/2026		312,000	333,306
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		2,233,000	2,801,477
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		220,000	219,725
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	371,811
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)		$430,000	428,515
UBS Group AG, 6.875%, 12/29/2049		720,000	706,500
UniCredit S.p.A., 4.375% to 1/03/2022, FRN to 1/03/2027	EUR	600,000	663,109

			$12,045,594
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$240,000	$242,877

Pharmaceuticals - 2.6%
Actavis Funding SCS, 3.8%, 3/15/2025		$313,000	$332,621
Actavis Funding SCS, 4.85%, 6/15/2044		318,000	351,914
Actavis, Inc., 1.875%, 10/01/2017		700,000	704,919
Celgene Corp., 2.875%, 8/15/2020		600,000	623,609
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)		340,000	296,439
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		1,440,000	1,331,698
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		618,000	654,744
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	686,535
Gilead Sciences, Inc., 3.7%, 4/01/2024		545,000	591,802
Johnson & Johnson, 2.05%, 3/01/2023		375,000	386,369
Johnson & Johnson, 1.15%, 11/20/2028	EUR	140,000	167,108
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		$690,000	674,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - continued
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		$275,000	$253,688
Mylan, Inc., 2.6%, 6/24/2018		1,000,000	1,018,332
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023		552,000	561,574
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026		304,000	310,664
Teva Pharmaceutical Industries Ltd., 1.875%, 3/31/2027	EUR	450,000	532,933
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046		$142,000	146,216
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,725,000	1,599,938
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)		525,000	488,250
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		780,000	696,150
VRX Escrow Corp., 5.875%, 5/15/2023 (n)		945,000	786,713

			$13,196,691
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,540,000	$1,543,850
Teck Resources Ltd., 4.5%, 1/15/2021		260,000	235,300
Teck Resources Ltd., 8%, 6/01/2021 (n)		395,000	421,663

			$2,200,813
Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,295,000	$1,335,469
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		870,000	917,850
TEGNA, Inc., 5.125%, 7/15/2020		460,000	477,319
TEGNA, Inc., 4.875%, 9/15/2021 (n)		420,000	435,750
TEGNA, Inc., 6.375%, 10/15/2023		840,000	903,000

			$4,069,388
Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	300,000	$330,369
Vonovia Finance B.V., FRN, REIT, 4.625%, 4/08/2074	EUR	200,000	236,904
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	450,000	556,080

			$1,123,353
Real Estate - Healthcare - 0.7%
HCP, Inc., REIT, 3.4%, 2/01/2025		$400,000	$392,774
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021		760,000	786,828
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		1,335,000	1,401,750
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		835,000	877,794

			$3,459,146
Real Estate - Other - 0.7%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		$1,915,000	$2,007,159
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,130,000	1,158,250
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		390,000	416,325

			$3,581,734
Real Estate - Retail - 0.4%
DDR Corp., REIT, 3.625%, 2/01/2025		$692,000	$701,622
Hammerson PLC, 2%, 7/01/2022	EUR	300,000	346,474
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019		$900,000	1,093,465

			$2,141,561
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$740,000	$783,009
McDonald’s Corp., 4.875%, 12/09/2045		480,000	573,610
YUM! Brands, Inc., 5.35%, 11/01/2043		14,000	11,900

			$1,368,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 2.0%
Best Buy Co., Inc., 5.5%, 3/15/2021		$734,000	$801,895
Dollar General Corp., 4.125%, 7/15/2017		831,000	852,819
Dollar Tree, Inc., 5.75%, 3/01/2023		1,350,000	1,458,000
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		735,000	698,250
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024 (z)	EUR	200,000	232,041
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		$600,000	613,500
Home Depot, Inc., 2.625%, 6/01/2022		585,000	615,721
Home Depot, Inc., 3%, 4/01/2026		475,000	511,383
Home Depot, Inc., 4.875%, 2/15/2044		378,000	475,390
L Brands, Inc., 6.875%, 11/01/2035		152,000	161,196
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)		1,225,000	1,038,310
Rite Aid Corp., 9.25%, 3/15/2020		320,000	337,600
Rite Aid Corp., 6.75%, 6/15/2021		265,000	278,581
Rite Aid Corp., 6.125%, 4/01/2023 (n)		700,000	742,875
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		389,000	415,380
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		550,000	591,250
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)		156,000	156,745

			$9,980,936
Specialty Chemicals - 0.8%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	250,000	$309,702
Chemtura Corp., 5.75%, 7/15/2021		$1,430,000	1,469,325
Ecolab, Inc., 2.625%, 7/08/2025	EUR	175,000	224,308
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		$540,000	532,413
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,475,000	1,519,368

			$4,055,116
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,300,000	$1,358,500
Group 1 Automotive, Inc., 5%, 6/01/2022		1,050,000	1,039,500
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		820,000	851,775
Rallye S.A., 4.25%, 3/11/2019	EUR	300,000	341,270

			$3,591,045
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$665,000	$706,563
Casino Guichard Perrachon S.A., 2.33%, 2/07/2025	EUR	300,000	348,051
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	372,514
METRO AG, 1.5%, 3/19/2025	EUR	315,000	376,180
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	150,000	197,409

			$2,000,717
Supranational - 0.3%
Black Sea Trade and Development Bank, 4.875%, 5/06/2021 (n)		$202,000	$212,868
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	211,076
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	353,142
International Finance Corp., 3.25%, 7/22/2019	AUD	585,000	461,047
West African Development Bank, 5.5%, 5/06/2021 (n)		$543,000	570,150

			$1,808,283
Telecommunications - Wireless - 4.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$585,000	$593,424
Altice Luxembourg S.A., 7.625%, 2/15/2025 (z)		230,000	226,263
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	525,000	724,772
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	420,000	486,332

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
American Tower Corp., REIT, 3.5%, 1/31/2023		$743,000	$773,144
American Tower Corp., REIT, 4%, 6/01/2025		514,000	558,830
Cellnex Telecom S.A.U., 3.125%, 7/27/2022	EUR	300,000	353,988
Crown Castle International Corp., 3.7%, 6/15/2026		$232,000	244,360
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		815,000	743,688
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,187,871
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	623,473
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,138,000	1,054,926
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	234,531
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		412,000	430,004
MTS International Funding Ltd., 5%, 5/30/2023 (n)		201,000	207,271
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	444,479
Sprint Capital Corp., 6.875%, 11/15/2028		1,210,000	1,037,575
Sprint Corp., 7.875%, 9/15/2023		1,985,000	1,812,563
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,087,074
Sprint Nextel Corp., 9%, 11/15/2018 (n)		470,000	509,363
Sprint Nextel Corp., 6%, 11/15/2022		750,000	643,410
T-Mobile USA, Inc., 6.125%, 1/15/2022		145,000	152,703
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	433,350
T-Mobile USA, Inc., 6.464%, 4/28/2019		395,000	402,406
T-Mobile USA, Inc., 6.25%, 4/01/2021		1,675,000	1,752,469
T-Mobile USA, Inc., 6.633%, 4/28/2021		540,000	567,675
T-Mobile USA, Inc., 6%, 4/15/2024		759,000	809,997
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	866,400
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		255,000	260,725
Wind Acquisition Finance S.A., 4%, 7/15/2020 (n)	EUR	300,000	336,239
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)		$795,000	791,526
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)		1,300,000	1,293,500

			$21,644,331
Telephone Services - 0.8%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$1,459,000	$1,572,073
Level 3 Financing, Inc., 5.375%, 1/15/2024		390,000	409,013
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,228,500
TDC A.S., 3.5% to 2/26/2021, FRN to 2/26/2021	EUR	500,000	530,212
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	363,964

			$4,103,762
Tobacco - 0.4%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$742,000	$816,259
Philip Morris International, Inc., 4.875%, 11/15/2043		356,000	439,806
Reynolds American, Inc., 8.125%, 6/23/2019		257,000	304,255
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	72,953
Reynolds American, Inc., 4.45%, 6/12/2025		169,000	190,805
Reynolds American, Inc., 5.7%, 8/15/2035		202,000	254,463

			$2,078,541
Transportation - Services - 0.9%
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	$367,201
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)		$946,000	728,420
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		1,270,000	617,538
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		168,000	115,080
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)		655,000	499,438
Stagecoach Group PLC, 4%, 9/29/2025	GBP	450,000	663,709
Stena AB, 7%, 2/01/2024 (n)		$1,210,000	952,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		$585,000	$432,900
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)		246,000	46,740

			$4,423,151
U.S. Government Agencies and Equivalents - 4.3%
Fannie Mae, 1.125%, 4/27/2017		$10,877,000	$10,922,564
Freddie Mac, 0.875%, 2/22/2017		10,902,000	10,924,731

			$21,847,295
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$14,530,883

Utilities - Electric Power - 3.3%
AES Gener S.A., 5%, 7/14/2025 (n)		$674,000	$718,260
Calpine Corp., 5.5%, 2/01/2024		920,000	917,700
Calpine Corp., 5.75%, 1/15/2025		625,000	624,219
CMS Energy Corp., 5.05%, 3/15/2022		500,000	568,621
Covanta Holding Corp., 7.25%, 12/01/2020		1,815,000	1,880,794
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	330,400
Covanta Holding Corp., 5.875%, 3/01/2024		495,000	490,050
Dynegy, Inc., 7.375%, 11/01/2022		1,435,000	1,406,300
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	200,000	385,148
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	217,954
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		142,000	145,348
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		162,000	170,059
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		303,000	315,120
Empresa Electrica Angamos S.A., 4.875%, 5/25/2029 (n)		245,000	250,752
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		500,000	579,375
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	230,000	325,701
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	651,098
Greenko Dutch B.V., 8%, 8/01/2019 (n)		410,000	441,994
NRG Energy, Inc., 8.25%, 9/01/2020		1,000,000	1,032,275
NRG Energy, Inc., 6.625%, 3/15/2023		1,530,000	1,542,240
NRG Energy, Inc., 7.25%, 5/15/2026 (n)		335,000	343,794
PPL Capital Funding, Inc., 3.1%, 5/15/2026		561,000	572,448
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	315,774
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	203,838
Southern Co., 2.95%, 7/01/2023		333,000	345,667
Southern Co., 4.4%, 7/01/2046		502,000	556,148
Southern Electric Power Co. Ltd., 4.625%, 2/20/2037	GBP	200,000	350,967
Transelec S.A., 4.25%, 1/14/2025 (n)		$535,000	557,775
Waterford 3 Funding Corp., 8.09%, 1/02/2017		654,102	653,708

			$16,893,527
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$391,838
Total Bonds			$581,321,900

Floating Rate Loans (g)(r) - 1.6%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		$581,519	$580,519

Building - 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020 (o)		$961,019	$962,392
HD Supply, Inc., Term Loan B, 3.75%, 8/13/2021 (o)		384,400	385,521

			$1,347,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Computer Software - Systems - 0.1%
CDW LLC, Term Loan B, 3.25%, 4/29/2020 (o)	$384,400	$384,821

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021 (o)	$603,399	$604,908

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$358,762	$359,771

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020	$692,355	$693,605

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$699,289	$700,892

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$509,911	$508,849

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$328,597	$329,111

Telephone Services - 0.1%
Level 3 Financing, Inc., Term Loan B, 4%, 1/15/2020 (o)	$352,300	$353,533

Transportation - Services - 0.2%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$1,369,823	$1,280,784

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$910,578	$896,350
Total Floating Rate Loans		$8,041,056

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$27,711

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	18,261,991	$18,261,991
Total Investments		$607,652,658

Other Assets, Less Liabilities - (19.2)%		(97,990,236)
Net Assets - 100.0%		$509,662,422

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,322,865, representing 34.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Luxembourg S.A., 7.625%, 2/15/2025	6/10/16	$225,449	$226,263
Atrium CDO Corp., FRN, 1.42%, 11/16/2022	2/03/16-2/04/16	1,825,596	1,825,914
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.054%, 12/28/2040	3/01/06	1,943,484	1,404,661
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	713,278	745,159
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.529%, 4/18/2026	1/29/16	1,643,263	1,707,775
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	943,278	943,339
FAGE International S.A./ FAGE USA Dairy Industry, Inc., 5.625%, 8/15/2026	7/27/16	200,000	204,250
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	2,223	5,666
First Union National Bank Commercial Mortgage Trust, FRN, 1.467%, 1/12/2043	12/11/03	14	489
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024	5/19/16	223,940	232,041
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,491	143,713
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	2,487,500	2,486,417
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16	522,500	522,500
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039	7/20/04	34,499	13,646
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	509,563	442,875
Reynolds Group, 5.125%, 7/15/2023	6/13/16	525,000	541,406
Reynolds Group, 7%, 7/15/2024	6/13/16	65,000	68,697
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	6/08/16	151,000	154,964
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	7/20/16	418,986	420,512
U.S. Foods Holding Corp., 5.875%, 6/15/2024	6/13/16-6/20/16	698,726	726,275
Total Restricted Securities			$12,816,562
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,723,795	9/30/16	$1,311,541	$1,307,580	$3,961
SELL	CAD	Merrill Lynch International	2,895,168	9/30/16	2,223,324	2,218,073	5,251
BUY	DKK	Goldman Sachs International	11,054	9/30/16	1,651	1,666	15
BUY	EUR	Goldman Sachs International	1,076,602	9/30/16	1,188,582	1,206,637	18,055
BUY	EUR	JPMorgan Chase Bank N.A.	665,597	9/30/16	739,612	745,990	6,378
SELL	EUR	Deutsche Bank AG	9,002,755	9/15/16	10,180,315	10,083,079	97,236
SELL	GBP	Merrill Lynch International	5,413,809	9/30/16	7,190,891	7,172,231	18,660
BUY	JPY	Goldman Sachs International	10,148,866	9/30/16	95,813	99,690	3,877
BUY	KRW	Deutsche Bank AG	112,535,000	9/22/16	98,529	100,439	1,910
SELL	MXN	JPMorgan Chase Bank N.A.	32,899,000	9/30/16	1,785,495	1,743,804	41,691
SELL	NOK	Deutsche Bank AG	445,710	9/30/16	52,941	52,832	109
BUY	SGD	Goldman Sachs International	102,000	9/30/16	75,779	76,046	267
BUY	ZAR	Barclays Bank PLC	1,099,000	9/30/16	75,635	78,259	2,624

							$200,034

Liability Derivatives
SELL	CHF	UBS AG	205,919	9/30/16	$209,382	$213,152	$(3,770)
SELL	EUR	Brown Brothers Harriman	380,592	9/30/16	420,341	426,561	(6,220)
SELL	EUR	Goldman Sachs International	16,947,682	9/30/16	18,884,484	18,994,682	(110,198)
SELL	GBP	Deutsche Bank AG	289,000	9/30/16	378,314	382,868	(4,554)
SELL	GBP	Goldman Sachs International	108,460	9/30/16	143,373	143,688	(315)
SELL	JPY	Goldman Sachs International	8,235,105	9/30/16	78,728	80,891	(2,163)
BUY	NZD	Westpac Banking Corp.	47,000	9/30/16	34,231	33,854	(377)
BUY	SEK	Goldman Sachs International	54,272	9/30/16	6,391	6,361	(30)

							$(127,627)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	487	$64,793,828	September - 2016	$(1,762,002)
U.S. Treasury Bond 30 yr (Short)	USD	5	872,188	September - 2016	(61,151)

					$(1,823,153)

At July 31, 2016, the fund had cash collateral of $200,000 and other liquid securities with an aggregate value of $962,119 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$27,711	$—	$—	$27,711
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	36,378,178	—	36,378,178
Non-U.S. Sovereign Debt	—	60,319,000	—	60,319,000
U.S. Corporate Bonds	—	327,188,772	—	327,188,772
Residential Mortgage-Backed Securities	—	25,742,369	—	25,742,369
Commercial Mortgage-Backed Securities	—	13,233,584	—	13,233,584
Asset-Backed Securities (including CDOs)	—	15,124,705	—	15,124,705
Foreign Bonds	—	103,226,481	108,811	103,335,292
Floating Rate Loans	—	8,041,056	—	8,041,056
Mutual Funds	18,261,991	—	—	18,261,991
Total Investments	$18,289,702	$589,254,145	$108,811	$607,652,658

Other Financial Instruments
Futures Contracts	$(1,823,153)	$—	$—	$(1,823,153)
Forward Foreign Currency Exchange Contracts	—	72,407	—	72,407

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$270,914
Change in unrealized appreciation (depreciation)	(162,103)
Balance as of 7/31/16	$108,811

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2016 is $(162,103). At July 31, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$608,928,612
Gross unrealized appreciation	22,952,476
Gross unrealized depreciation	(24,228,430)
Net unrealized appreciation (depreciation)	$(1,275,954)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,750,988	81,514,079	(88,003,076)	18,261,991

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,048	$18,261,991

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	67.4%
Mexico	4.0%
Canada	2.8%
United Kingdom	2.4%
China	2.2%
Indonesia	2.1%
Germany	1.9%
Italy	1.6%
Luxembourg	1.5%
Other Countries	14.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.